Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
Unfunded commitment payments	$ 32
Operating lease rent expense	42	$ 40	$ 41
Lease payments over an initial term of 12 years	$ 370
Lease description	During 2014, the Company entered into a leasing arrangement for a new global innovation and research and development center in Cambridge, Massachusetts and recorded a capital lease obligation of $263 million. The arrangement calls for approximately $170 million in lease payments over an initial term of 12 years and includes two additional five year renewal options.
MASSACHUSETTS
Contingencies And Commitments [Line Items]
Capital lease obligation	$ 263
Lease payments over an initial term of 12 years	$ 170